CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,462,678)	$ (1,927,500)	$ (2,731,898)	$ (2,409,756)
Depreciation and amortization	303,270	258,870	356,348	384,919
Issuance of capital stock for services and expenses	254,500	229,000	326,500	660,251
Issuance of warrants for services and expenses	25,000
Issuance of capital stock for accrued liabilities	136,630	11,454	38,693
Stock based compensation	227,335	250,069	266,172	151,118
Amortization of debt discount				11,153
Beneficial conversion feature			216,000
Gain (Loss) on sale of assets	(10,572)	(7,189)	(7,690)	(3,911)
Gain on extinguishment of debt			(394,057)
Loss on repurchase of outstanding warrants			500,000
Loss on purchase of warrants and additional investment right	850,000
Loss on change - derivative liability warrants	1,448,710
Provision for losses on accounts receivable	29,281
Changes in operating assets and liabilities
Accounts receivable	301,700	111,804	(188,973)	59,844
Prepaid expenses	159,515	39,128	60,226	(251,833)
Inventory	(345,937)	61,114	109,896	168,182
Other assets			(5,070)
Accounts payable - trade and accrued expenses	264,039	478,206	749,248	(81,758)
Deferred revenue	(666,667)	916,667	666,667
Income tax receivable	(729)	(15,080)	(20,236)	(500)
CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(2,486,603)	406,543	(58,174)	(1,312,291)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(23,746)	5,301	(109,167)	(121,060)
Proceeds from sale of equipment	12,201	8,302	9,058	13,377
Purchase of investments- deposit				50
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(11,545)	13,603	(100,109)	(107,633)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	109,337	(1,734)	62,098	(136,957)
Repayment of debt	(1,899,500)	(26,822)	(956,935)	(650,000)
Proceeds from the issuance of common stock	4,852,372	2,626,669	2,626,669	943,233
Repayments of capital leases	(10,199)	(9,489)	(12,676)	(23,221)
Proceeds from the issuance of convertible debt				1,300,000
Purchase of outstanding warrants			(500,000)
Change in noncontrolling interest	14,802	(15,478)	(12,021)	(4,755)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,066,812	2,573,146	1,207,135	1,428,300
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	568,664	2,993,292	1,048,852	8,376
CASH AND CASH EQUIVALENTS, beginning of period	1,141,165	92,313	92,313	83,937
CASH AND CASH EQUIVALENTS, end of period	1,509,829	3,085,605	1,141,165	92,313
Supplemental disclosures of cash flow information:
Interest paid	109,545	12,458	135,828	164,503
Taxes paid				3,041
Non-cash investing and financing activities:
Debenture converted to common stock	750,000	200,000	425,000	425,000
Note payable issued for additional investment right	850,000
Acquisition of leased equipment		597	597
Issuance of common stock for acquisition				200,000
Issuance of common stock for conversion of liabilities				262,987
Issuance of note payable for acquisition				100,000
Issuance of common stock for asset purchase			162,500
Issuance of common stock for debt extinguishment			$ 451,370